Loans Receivable Due From Factoring Customers (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Receivables [Abstract]
Disbursed loans	$ 43,422,881	$ 67,258,135
Number of customers	4	1
Interest income from loans	$ 2,782,332	$ 35,229